INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	$ 45.3	$ 55.8
Deferred income tax	(109.8)	(11.7)
Total income tax expense (recovery)	(64.5)	44.1
Domestic Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	0.3	2.9
Deferred income tax - origination and reversal of temporary differences	0.0	0.0
Foreign Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	45.0	52.9
Deferred income tax - origination and reversal of temporary differences	$ (109.8)	$ (11.7)